Segment Information - Summary of Operating Results of Reportable Segments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Operating Segments [Line Items]
Turnover	€ 50,982	€ 53,715	€ 52,713
Operating profit	12,535	8,857	7,801
Non-underlying items	(3,176)	543	823
Underlying operating profit	9,359	9,400	8,624
Share of net profit/(loss) of joint ventures and associates	185	155	127
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation	1,539	1,538	1,464
Share-based compensation and other non-cash charges	250	417	355
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	549	319	243
Beauty & Personal Care [member]
Disclosure of Operating Segments [Line Items]
Turnover	20,624	20,697	20,172
Operating profit	4,130	4,103	3,704
Non-underlying items	378	272	329
Underlying operating profit	4,508	4,375	4,033
Share of net profit/(loss) of joint ventures and associates	(1)	8	(5)
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation	510	488	437
Share-based compensation and other non-cash charges	102	164	134
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	122	80	74
Foods & Refreshment [member]
Disclosure of Operating Segments [Line Items]
Turnover	20,227	22,444	22,532
Operating profit	7,245	3,616	3,148
Non-underlying items	(3,711)	121	357
Underlying operating profit	3,534	3,737	3,505
Share of net profit/(loss) of joint ventures and associates	183	143	131
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation	773	802	791
Share-based compensation and other non-cash charges	102	174	135
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	164	191	124
Home Care [member]
Disclosure of Operating Segments [Line Items]
Turnover	10,131	10,574	10,009
Operating profit	1,160	1,138	949
Non-underlying items	157	150	137
Underlying operating profit	1,317	1,288	1,086
Share of net profit/(loss) of joint ventures and associates	3	4	1
Significant non-cash charges within underlying operating profit:
Depreciation and amortisation	256	248	236
Share-based compensation and other non-cash charges	46	79	86
Significant non-cash charges within non-underlying items:
Impairment and other non-cash charges	€ 263	€ 48	€ 45